SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) segment	Mar. 31, 2020	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Jan. 01, 2019 USD ($)
Disaggregation of Revenue [Line Items]
Retained earnings	$ (63,575)		$ (60,067)	$ (36,321)
Other assets	$ 18,350		$ 12,210	$ 8,942
Number of operating segments | segment	1		1
Number of Reportable Segments | segment	1		1
Accounting Standards Update 2014-09 [Member] | Cumulative effect
Disaggregation of Revenue [Line Items]
Retained earnings						$ 285
Other assets						$ 285
One customer | Customer concentration risk | Total revenues
Disaggregation of Revenue [Line Items]
Percentage of total revenue	2.00%	12.00%	5.00%	15.00%	13.00%